UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     167

Form 13F Information Table Value Total:     $1,929,021
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2     Column 3    Column 4       Column 5         Column 6    Column 7        Column 8
                                                                        SHRS OR
                                                                        SH/PUT/
        NAME OF ISSUER          TITLE OF                   VALUE        PRN AMT         INVESTMENT    OTHER      VOTING AUTHORITY
                                 CLASS        CUSIP      (x$1000)       PRN CALL        DISCRETION   MANAGERS   SOLE SHARED  NONE
3M Company                         Com      88579Y101      $16,296     195,000   SH        Sole                195,000
3M Company                         Com      88579Y101       $4,997      59,800   SH        Sole                             59,800
Abbott Laboratories                Com      002824100      $11,015     209,100   SH        Sole                209,100
Abbott Laboratories                Com      002824100       $2,776      52,700   SH        Sole                             52,700
AFLAC, Incorporated                Com      001055102       $1,504      27,700   SH        Sole                 27,700
AFLAC, Incorporated                Com      001055102       $1,303      24,000   SH        Sole                             24,000
Amazon.com, Inc.                   Com      023135106      $38,623     284,475   SH        Sole                284,475
Amazon.com, Inc.                   Com      023135106      $12,219      90,000   SH        Sole                             90,000
Ambev ADR                          ADR      20441W203      $14,777     159,550   SH        Sole                159,550
Ambev ADR                          ADR      20441W203       $8,749      94,462   SH        Sole                             94,462
America Movil SA ADR               ADR      02364W105       $5,739     114,000   SH        Sole                114,000
America Movil SA ADR               ADR      02364W105       $1,747      34,700   SH        Sole                             34,700
Apple Computer, Inc.               Com      037833100      $48,243     205,290   SH        Sole                205,290
Apple Computer, Inc.               Com      037833100      $14,617      62,200   SH        Sole                             62,200
BAIDU.COM                          ADR      056752108       $5,051       8,460   SH        Sole                  8,460
BAIDU.COM                          ADR      056752108       $1,552       2,600   SH        Sole                              2,600
Banco Santander Brazil SA ADR      ADR      05967A107         $100       8,000   SH        Sole                  8,000
Bank of America Corporation        Com      060505104       $2,654     148,700   SH        Sole                148,700
Bank of America Corporation        Com      060505104       $1,282      71,800   SH        Sole                             71,800
Boeing Company                     Com      097023105      $25,824     355,650   SH        Sole                355,650
Boeing Company                     Com      097023105       $6,709      92,400   SH        Sole                             92,400
Caterpillar, Inc.                  Com      149123101      $20,747     330,100   SH        Sole                330,100
Caterpillar, Inc.                  Com      149123101       $6,932     110,300   SH        Sole                            110,300
Celgene Corporation                Com      151020104      $24,304     392,250   SH        Sole                392,250
Celgene Corporation                Com      151020104       $7,280     117,500   SH        Sole                            117,500
Cia Siderurgica Nacional ADR       ADR      20440W105      $23,307     583,700   SH        Sole                583,700
Cia Siderurgica Nacional ADR       ADR      20440W105      $14,894     373,000   SH        Sole                            373,000
Cisco Systems                      Com      17275R102      $38,254   1,469,600   SH        Sole              1,469,600
Cisco Systems                      Com      17275R102      $11,877     456,300   SH        Sole                            456,300
Coca-Cola Company                  Com      191216100      $16,534     298,200   SH        Sole                298,200
Coca-Cola Company                  Com      191216100       $5,455      98,400   SH        Sole                             98,400
Cognizant Technology Solutions     Com      192446102      $41,161     807,400   SH        Sole                807,400
Cognizant Technology Solutions     Com      192446102      $12,383     242,900   SH        Sole                            242,900
Colgate Palmolive                  Com      194162103      $28,249     331,325   SH        Sole                331,325
Colgate Palmolive                  Com      194162103       $8,654     101,500   SH        Sole                            101,500
Credicorp Limited                  Com      G2519Y108       $5,485      62,200   SH        Sole                 62,200
Credicorp Limited                  Com      G2519Y108       $1,623      18,400   SH        Sole                             18,400
CSX Corp.                          Com      126408103       $5,253     103,200   SH        Sole                103,200
CSX Corp.                          Com      126408103       $1,827      35,900   SH        Sole                             35,900
Deere & Co.                        Com      244199105       $2,001      33,500   SH        Sole                 33,500
Deere & Co.                        Com      244199105       $1,792      30,000   SH        Sole                             30,000
EMC Corp.                          Com      268648102      $28,510   1,580,400   SH        Sole              1,580,400
EMC Corp.                          Com      268648102       $8,416     466,500   SH        Sole                            466,500
Exxon Mobil Corp.                  Com      30231G102       $9,756     145,650   SH        Sole                145,650
Exxon Mobil Corp.                  Com      30231G102       $4,689      70,000   SH        Sole                             70,000
Freeport-McMoRan Copper & Gold     Com      35671D857      $10,593     126,800   SH        Sole                126,800
Freeport-McMoRan Copper & Gold     Com      35671D857       $4,010      48,000   SH        Sole                             48,000
General Mills                      Com      370334104      $12,597     177,950   SH        Sole                177,950
General Mills                      Com      370334104       $3,936      55,600   SH        Sole                             55,600
Gilead Sciences, Inc.              Com      375558103      $25,911     569,840   SH        Sole                569,840
Gilead Sciences, Inc.              Com      375558103       $7,800     171,540   SH        Sole                            171,540
Goldman Sachs Group, Inc.          Com      38141G104      $13,307      77,985   SH        Sole                 77,985
Goldman Sachs Group, Inc.          Com      38141G104       $4,112      24,100   SH        Sole                             24,100
Google, Inc.                       Com      38259P508      $31,827      56,120   SH        Sole                 56,120
Google, Inc.                       Com      38259P508       $8,921      15,730   SH        Sole                             15,730
Hewlett-Packard                    Com      428236103       $9,036     169,750   SH        Sole                169,750
Hewlett-Packard                    Com      428236103       $3,183      59,800   SH        Sole                             59,800
Icici Bank ADR                     ADR      45104G104      $30,402     712,000   SH        Sole                712,000
Icici Bank ADR                     ADR      45104G104      $16,269     381,000   SH        Sole                            381,000
Infosys Technologies ADR           ADR      456788108      $14,826     252,100   SH        Sole                252,100
Infosys Technologies ADR           ADR      456788108       $5,993     101,900   SH        Sole                            101,900
Intel Corp.                        Com      458140100       $8,051     361,200   SH        Sole                361,200
Intel Corp.                        Com      458140100       $2,162      97,000   SH        Sole                             97,000
Itau Unibanco Holding SA ADR       ADR      465562106      $24,872   1,130,602   SH        Sole              1,130,602
Itau Unibanco Holding SA ADR       ADR      465562106      $12,924     587,450   SH        Sole                            587,450
Johnson & Johnson                  Com      478160104      $18,178     278,800   SH        Sole                278,800
Johnson & Johnson                  Com      478160104       $5,835      89,500   SH        Sole                             89,500
JP Morgan Chase & Co.              Com      46625H100      $11,742     262,400   SH        Sole                262,400
JP Morgan Chase & Co.              Com      46625H100       $4,130      92,300   SH        Sole                             92,300
Juniper Networks, Inc.             Com      48203R104      $28,600     932,200   SH        Sole                932,200
Juniper Networks, Inc.             Com      48203R104       $9,020     294,000   SH        Sole                            294,000
Kohl's Corporation                 Com      500255104      $11,926     217,700   SH        Sole                217,700
Kohl's Corporation                 Com      500255104       $3,763      68,700   SH        Sole                             68,700
Life Technologies Corporation      Com      53217V109      $23,250     444,800   SH        Sole                444,800
Life Technologies Corporation      Com      53217V109       $8,619     164,900   SH        Sole                            164,900
McDermott Intl, Inc.               Com      580037109       $8,846     328,600   SH        Sole                328,600
McDermott Intl, Inc.               Com      580037109       $1,696      63,000   SH        Sole                             63,000
McDonald's Corporation             Com      580135101      $15,936     238,850   SH        Sole                238,850
McDonald's Corporation             Com      580135101       $5,384      80,700   SH        Sole                             80,700
Mechel OAO ADR                     ADR      583840103      $15,810     556,300   SH        Sole                556,300
Mechel OAO ADR                     ADR      583840103       $6,252     220,000   SH        Sole                            220,000
Medco Health Solutions, Inc.       Com      58405U102      $20,001     309,800   SH        Sole                309,800
Medco Health Solutions, Inc.       Com      58405U102       $6,514     100,900   SH        Sole                            100,900
Merck & Co., Inc.                  Com      58933Y105      $11,351     300,800   SH        Sole                300,800
Merck & Co., Inc.                  Com      58933Y105       $3,992     105,800   SH        Sole                            105,800
Micron Technology, Inc.            Com      595112103      $10,839   1,045,200   SH        Sole              1,045,200
Micron Technology, Inc.            Com      595112103       $3,830     369,311   SH        Sole                            369,311
Microsoft Corp.                    Com      594918104      $28,611     976,900   SH        Sole                976,900
Microsoft Corp.                    Com      594918104      $10,251     350,000   SH        Sole                            350,000
Mindray Medical,
International ADR                  ADR      602675100       $3,402      92,900   SH        Sole                 92,900
Mindray Medical,
International ADR                  ADR      602675100       $1,036      28,300   SH        Sole                             28,300
Mobile Telesystems ADR             ADR      607409109      $14,597     263,000   SH        Sole                263,000
Mobile Telesystems ADR             ADR      607409109       $8,308     149,700   SH        Sole                            149,700
Mosaic Co.                         Com      61945A107      $16,490     271,350   SH        Sole                271,350
Mosaic Co.                         Com      61945A107       $5,305      87,300   SH        Sole                             87,300
NetApp, Inc.                       Com      64110D104      $27,705     851,400   SH        Sole                851,400
NetApp, Inc.                       Com      64110D104       $8,623     265,000   SH        Sole                            265,000
Nike, Inc. Class B                 Com      654106103      $18,674     253,100   SH        Sole                253,100
Nike, Inc. Class B                 Com      654106103       $6,588      89,300   SH        Sole                             89,300
Oracle Corporation                 Com      68389X105      $11,233     436,900   SH        Sole                436,900
Oracle Corporation                 Com      68389X105       $3,808     148,100   SH        Sole                            148,100
P Acucar Cbd - ADR                 ADR      20440T201       $4,578      68,100   SH        Sole                 68,100
P Acucar Cbd - ADR                 ADR      20440T201       $1,412      21,000   SH        Sole                             21,000
Pepsico, Inc.                      Com      713448108      $16,001     241,850   SH        Sole                241,850
Pepsico, Inc.                      Com      713448108       $5,160      78,000   SH        Sole                             78,000
Petroleo Brasileiro ADR            ADR      71654V408      $19,244     432,548   SH        Sole                432,548
Petroleo Brasileiro ADR            ADR      71654V408      $10,104     227,100   SH        Sole                            227,100
Philip Morris International        Com      718172109      $12,215     231,600   SH        Sole                231,600
Philip Morris International        Com      718172109       $2,969      56,300   SH        Sole                             56,300
POSCO-ADR                          ADR      693483109          $94         800   SH        Sole                    800
Precision Castparts Corp.          Com      740189105      $38,634     304,900   SH        Sole                304,900
Precision Castparts Corp.          Com      740189105      $11,341      89,500   SH        Sole                             89,500
Priceline.com, Inc.                Com      741503403      $36,368     142,620   SH        Sole                142,620
Priceline.com, Inc.                Com      741503403      $11,378      44,618   SH        Sole                             44,618
Procter & Gamble Co.               Com      742718109      $21,423     338,600   SH        Sole                338,600
Procter & Gamble Co.               Com      742718109       $6,586     104,100   SH        Sole                            104,100
Qualcomm, Inc.                     Com      747525103      $13,175     314,000   SH        Sole                314,000
Qualcomm, Inc.                     Com      747525103       $4,053      96,600   SH        Sole                             96,600
Quimica y Minera de Chile SA
- sp ADR                           ADR      833635105       $4,651     124,400   SH        Sole                124,400
Quimica y Minera de Chile SA
- sp ADR                           ADR      833635105       $1,413      37,800   SH        Sole                             37,800
Rockwell Collins, Inc.             Com      774341101      $11,754     187,800   SH        Sole                187,800
Rockwell Collins, Inc.             Com      774341101       $3,130      50,000   SH        Sole                             50,000
Salesforce.com, Inc.               Com      79466L302      $32,803     440,600   SH        Sole                440,600
Salesforce.com, Inc.               Com      79466L302      $10,728     144,100   SH        Sole                            144,100
Schlumberger Ltd.                  Com      806857108      $25,031     393,100   SH        Sole                393,100
Schlumberger Ltd.                  Com      806857108       $8,837     138,800   SH        Sole                            138,800
Seagate Technology                 Com      G7945J104      $13,180     721,800   SH        Sole                721,800
Seagate Technology                 Com      G7945J104       $4,065     222,600   SH        Sole                            222,600
Sterlite Industries India
Ltd. ADR                           ADR      859737207       $1,327      71,300   SH        Sole                 71,300
Sterlite Industries India
Ltd. ADR                           ADR      859737207       $1,861     100,000   SH        Sole                            100,000
Stryker Corporation                Com      863667101      $15,714     273,900   SH        Sole                273,900
Stryker Corporation                Com      863667101       $4,773      83,200   SH        Sole                             83,200
Target                             Com      87612E106      $15,701     298,500   SH        Sole                298,500
Target                             Com      87612E106       $6,317     120,100   SH        Sole                            120,100
Teva Pharmaceutical Ind. ADR       ADR      881624209      $13,304     210,900   SH        Sole                210,900
Teva Pharmaceutical Ind. ADR       ADR      881624209       $5,734      90,900   SH        Sole                             90,900
Texas Instruments, Inc.            Com      882508104         $220       9,000   SH        Sole                  9,000
TIM Participacoes SA               ADR      88706P106       $3,417     123,100   SH        Sole                123,100
TIM Participacoes SA               ADR      88706P106       $1,069      38,500   SH        Sole                             38,500
TJX Companies, Inc.                Com      872540109      $10,515     247,300   SH        Sole                247,300
TJX Companies, Inc.                Com      872540109       $3,461      81,400   SH        Sole                             81,400
Transocean, Ltd.                   Com      H8817H100       $9,485     109,800   SH        Sole                109,800
Transocean, Ltd.                   Com      H8817H100       $1,296      15,000   SH        Sole                             15,000
Ultra Petroleum Corp.              Com      903914109         $121       2,600   SH        Sole                  2,600
Union Pacific Corp.                Com      907818108      $22,805     309,950   SH        Sole                309,950
Union Pacific Corp.                Com      907818108       $7,997     108,700   SH        Sole                            108,700
United Technologies Corp.          Com      913017109      $29,455     400,150   SH        Sole                400,150
United Technologies Corp.          Com      913017109       $8,458     114,900   SH        Sole                            114,900
Vale SA SP ADR                     ADR      91912E105      $23,898     742,400   SH        Sole                742,400
Vale SA SP ADR                     ADR      91912E105      $14,231     442,100   SH        Sole                            442,100
VF Corp.                           Com      918204108      $12,283     153,250   SH        Sole                153,250
VF Corp.                           Com      918204108       $2,797      34,900   SH        Sole                             34,900
Visa, Inc.                         Com      92826C839      $11,866     130,350   SH        Sole                130,350
Visa, Inc.                         Com      92826C839       $3,095      34,000   SH        Sole                             34,000
Vivo Participacoes SA ADR          ADR      92855S200       $6,373     225,400   SH        Sole                225,400
Vivo Participacoes SA ADR          ADR      92855S200       $1,748      61,800   SH        Sole                             61,800
VMware, Inc.                       Com      928563402      $20,632     387,100   SH        Sole                387,100
VMware, Inc.                       Com      928563402       $6,503     122,000   SH        Sole                            122,000
Wal Mart Stores, Inc.              Com      931142103      $31,392     561,500   SH        Sole                561,500
Wal Mart Stores, Inc.              Com      931142103       $9,448     169,000   SH        Sole                            169,000
Warner Chilcott Plc.               Com      G94368100         $145       5,700   SH        Sole                  5,700
Wellpoint, Inc.                    Com      94973V107      $31,189     484,450   SH        Sole                484,450
Wellpoint, Inc.                    Com      94973V107      $10,513     163,300   SH        Sole                            163,300
Wells Fargo Company                Com      949746101      $20,001     642,700   SH        Sole                642,700
Wells Fargo Company                Com      949746101       $7,677     246,700   SH        Sole                            246,700
Zimmer Holdings, Inc.              Com      98956P102      $12,142     205,100   SH        Sole                205,100
Zimmer Holdings, Inc.              Com      98956P102       $3,694      62,400   SH        Sole                             62,400